Notes Payable (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 24, 2016	Nov. 09, 2015	May 01, 2015	Feb. 25, 2015	Feb. 20, 2015	Nov. 14, 2014	Sep. 24, 2014	Apr. 30, 2013	Oct. 31, 2012	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Dec. 23, 2014	Dec. 15, 2014	Dec. 02, 2014	Jan. 15, 2014
Debt Instrument [Line Items]
Warrants to purchase of shares of common stock				3,336,734			2,607,712										1,290,000	31,896,182
Warrants exercise price per share	$ 0.70			$ 0.70			$ 0.97								$ 1.00		$ 2.25				$ 0.50
Relative fair value of warrant	$ 38,113			$ 275,908			$ 321,877					$ (138,339)	$ 2,194,257	$ (888,907)	$ (3,262,637)	$ (3,868,374)
Fair value assumption of expected volatility rate																84.00%
Fair value assumption of risk-free interest rate																1.10%
Fair value assumption of dividend yield										0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Incremental compensation cost															$ 192,147
Convertible note payable										$ 50,000		$ 181,643	$ 50,000		50,000	$ 181,643
Amortization of debt discount														$ 41,998	63,473	61,626
Repayment to convertible note payable															328,330	213,843
Interest expense, net													70,552	$ 21,019	82,565	$ 235,065
October 2015 to October 2017 [Member]
Debt Instrument [Line Items]
Incremental compensation cost									$ 12,954
Two Month Convertible Note [Member] | Investor [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 200,000
Debt conversion price per share						$ 1.05
Debt interest rate						12.00%
Warrants term						5 years
Warrants to purchase of shares of common stock						400,000
Warrants exercise price per share						$ 1.05
Relative fair value of warrant						$ 79,983
Fair value assumption of expected volatility rate						127.50%
Fair value assumption of risk-free interest rate						1.65%
Fair value assumption of expected term						5 years
Fair value assumption of dividend yield						0.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 105,000	$ 200,000	$ 200,000		$ 200,000
Debt conversion price per share	$ 0.70
Debt interest rate	18.00%	1.50%	2.00%
Warrants term		5 years	5 years		5 years
Warrants to purchase of shares of common stock		280,000	50,000		400,000				150,000
Warrants exercise price per share		$ 1.00	$ 1.00		$ 1.00				$ 1.00
Relative fair value of warrant		$ 7,959	$ 13,516												23,641
Debt instrument maturity date		Feb. 29, 2016	Jun. 01, 2015		Mar. 31, 2015
Debt repayment of principal amount		$ 61,000													150,000
Debt principal amount		50,000
Debt interest amount		$ 11,000
Repayment to convertible note payable													$ 20,000
Non-Convertible Notes [Member] | 350 Green [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 500,000
Debt interest rate								12.00%
Debt present value								$ 444,768
Note payable															327,967
Accrued interest															32,034
Non-Convertible Notes [Member] | 350 Green [Member] | Payment At Closing [Member]
Debt Instrument [Line Items]
Debt repayment of principal amount								10,000
Non-Convertible Notes [Member] | 350 Green [Member] | Subsequent Monthly Payment [Member]
Debt Instrument [Line Items]
Debt repayment of principal amount								10,000
Non-Convertible Notes [Member] | 350 Green [Member] | Thereafter Until May 2015 [Member]
Debt Instrument [Line Items]
Debt repayment of principal amount								$ 20,000
Four Six Month Notes [Member] | Executive Chairman [Member]
Debt Instrument [Line Items]
Aggregate principal amount																				$ 135,000
Debt interest rate																				8.00%
Convertible note payable															20,000
Repayment to convertible note payable															$ 115,000
Six Month Notes [Member] | Executive Chairman [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 65,000
Debt interest rate																			8.00%